Financial assets, liabilities and financial results (telecom activities) - Market value of derivatives - Additional information (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivatives held for trading	€ (79)	€ (199)	€ (187)
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange effect	657	251	822
Economic hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives held for trading	€ (165)	€ (210)	€ (136)